Note 4 - Business Combinations - Rollforward of Deferred Consideration - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Acquisition [Line Items]
[custom:LiabilitiesForContingentConsiderationAtFairValue-1]	$ 558,893
[custom:PaymentsOfContingentConsideration]	172,497	$ 230,000
[custom:LiabilitiesForContingentConsiderationAtFairValue-2]	441,042	558,893
Accretion Of Deferred Consideration Liability [Member]
Asset Acquisition [Line Items]
Interest Expense, Operating and Nonoperating	$ 54,646	$ 96,424